Leases - Additional Information (Details) € in Thousands				1 Months Ended	12 Months Ended
	Jul. 29, 2021 EUR (€) store	Jun. 29, 2021 EUR (€)	Jun. 22, 2021 EUR (€) Options	Mar. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Right-of-use assets
Right-of-use assets					€ 21,677	€ 14,009	€ 19,001
Land and buildings
Right-of-use assets
Right-of-use assets					21,646	€ 13,982	€ 18,963
Property Leases | Renewal of leases
Right-of-use assets
Additional lease liabilities					€ 20,635
Warehouse lease, Leipzig, Germany
Right-of-use assets
Contractual term (in years)			10 years
Monthly lease commitment			€ 286
Amount of monthly net rental and other facility-related expenses			€ 56
Termination term			6 months
Number of extension options | Options			2
Renewal term			5 years
Office space lease, Barcelona, Spain
Right-of-use assets
Contractual term (in years)				6 years
Monthly lease commitment				€ 35
Right-of-use assets				2,146
Lease liability				€ 2,146
Leased retail stores
Right-of-use assets
Additional lease liabilities	€ 9,485
Renewal term	5 years
Additional right-of-use assets		€ 9,485
Number of retail stores | store	2